UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22608

                             Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                             Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                        Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.9%

California—0.6%
San Diego Tobacco Settlement Revenue Funding Corp. Bond Taxable 7.125%, 6/1/32	$689		$586
State of California Build America Bond Taxable 7.500%, 4/1/34	570		724

			1,310

Illinois—0.3%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		700
TOTAL MUNICIPAL BONDS (Identified Cost $2,037)			2,010

FOREIGN GOVERNMENT SECURITIES—15.6%

Argentine Republic PIK Interest Capitalization, 5.77% interest, 2.510% PIK, 12/31/33(11)	1,765		1,139
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	570		516
RegS 12.750%, 8/23/22(4)	390		390
RegS 8.250%, 10/13/24(4)	570		432
Commonwealth of Australia Series 125 6.250%, 6/15/14	1,165	AUD	1,116
New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	435	AUD	436
Commonwealth of Canada 2.000%, 3/1/14	765	CAD	746
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	1,400	NZD	1,214
Dominican Republic 144A 5.875%, 4/18/24(3)	1,000		932
Federative Republic of Brazil 8.500%, 1/5/24	3,460	BRL	1,410
Hellenic Republic 2.000%, 2/24/23(2)	410	EUR	347
2.000%, 2/24/27(2)	850	EUR	616
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	795		724
Kingdom of Norway Series 21 Treasury Bill, 0.000%, 12/18/13	2,215	NOK	367
Mongolia 144A 4.125%, 1/5/18(3)	800		734
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	752		714
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,420		1,466
Republic of Iceland 144A 5.875%, 5/11/22(3)	1,180		1,213
Republic of Indonesia Series FR30, 10.750%, 5/15/16	6,120,000	IDR	571
Series FR63, 5.625%, 5/15/23	7,482,000	IDR	523

	PAR VALUE		VALUE
Republic of Korea Treasury Bond, Series 1403, 4.750%, 3/10/14	$800,000	KOR	$751
Republic of Peru 144A 7.840%, 8/12/20(3)	875	PEN	364
RegS 6.900%, 8/12/37(4)	1,700	PEN	637
Republic of Poland Series 0414, 5.750%, 4/25/14	9,300	PLZ	3,030
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	395	EUR	467
Republic of Slovak 144A 4.375%, 5/21/22(3)	1,235		1,274
Republic of South Africa Series R206, 7.500%, 1/15/14	14,400	ZAR	1,443
Republic of Turkey 9.000%, 3/5/14	2,465	TRY	1,227
Republic of Uruguay 4.375%, 12/15/28	24,404	UYU(9)	1,188
Russian Federation 144A 7.850%, 3/10/18(3)	55,000	RUB	1,759
Series 6207 8.150%, 2/3/27	34,830	RUB	1,125
United Mexican States Series M, 6.000%, 6/18/15	35,100	MXN	2,780
Series M, 6.500%, 6/9/22	19,000	MXN	1,503
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $35,923)			33,154

MORTGAGE-BACKED SECURITIES—3.1%

Non-Agency—3.1%
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	749		807
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	1,000		1,072
07-PW18, AM 6.084%, 6/11/50(2)	1,400		1,559
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1, 144A 5.250%, 1/25/43(2)(3)	716		776
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(3)	1,100		1,125
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDP10, AM 5.464%, 1/15/49(2)	820		824
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.424%, 11/23/43(3)	333		329
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,477)			6,492

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES—4.6%
AABS Ltd. 13-1, A 4.875%, 1/10/38(2)	$479		$480
Chase Funding Trust 02-2, 1A5 6.333%, 4/25/32(2)	957		979
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450		1,456
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(3)	1,466		1,575
Drug Royalty LP I 12-1, A2, 144A 5.800%, 7/15/24(3)	839		861
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(3)	468		467
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,580		1,570
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(3)	696		712
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	772		758
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	1,227		989
TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,746)			9,847

CORPORATE BONDS—98.4%

Consumer Discretionary—6.2%
Arcelik AS 144A 5.000%, 4/3/23(3)	470		406
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,115	BRL	498
6.625%, 9/27/23(3)	600		594
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	615		578
Boyd Gaming Corp. 9.000%, 7/1/20	325		354
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	960		970
Caesars Entertainment Operating Co., Inc. 8.500%, 2/15/20	1,050		969
Cencosud SA 144A 4.875%, 1/20/23(3)	410		388
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	950		1,069
Clear Channel Communications, Inc. 9.000%, 3/1/21	1,250		1,216
Grupo Televisa SAB 7.250%, 5/14/43	8,000	MXN	516
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	475		490

	PAR VALUE		VALUE

Consumer Discretionary—(continued)
KOC Holding AS 144A 3.500%, 4/24/20(3)	$1,110		$945
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	725		769
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	1,100		1,136
SACI Falabella 144A 6.500%, 4/30/23(3)	466,500	CLP	861
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	815		764
Toll Brothers Finance Corp. 6.750%, 11/1/19	615		683

			13,206

Consumer Staples—0.5%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	800		852
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)	300		271

			1,123

Energy—18.3%
Afren plc 144A 10.250%, 4/8/19(3)	925		1,064
Alta Mesa Holdings LP 9.625%, 10/15/18	1,150		1,219
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	1,200		1,332
CHC Helicopter SA 9.250%, 10/15/20	1,150		1,230
Chesapeake Energy Corp. 5.375%, 6/15/21	815		817
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)	2,000		2,192
Ecopetrol SA 5.875%, 9/18/23	640		666
Energy XXI Gulf Coast, Inc. 144A 7.500%, 12/15/21(3)	805		797
EP Energy LLC 9.375%, 5/1/20	575		650
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	100		105
Forest Oil Corp. 7.250%, 6/15/19	1,450		1,457
Gazprom OAO (Gaz Capital SA) 144A 6.510%, 3/7/22(3)(7)	1,100		1,177
144A 4.950%, 2/6/28(3)(7)	1,300		1,151
GeoPark Latin America Ltd. (Agencia en Chile) 144A 7.500%, 2/11/20(3)	1,020		1,025
Gulfmark Offshore, Inc. 6.375%, 3/15/22	1,700		1,708
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)	625		703
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	300		263
Linn Energy LLC 144A 6.750%, 11/1/19(3)	975		924
Memorial Production Partners LP 7.625%, 5/1/21	700		681
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	2,000		2,058

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	$800		$824
OAO Lukoil International Finance BV 144A 6.125%, 11/9/20(3)(7)	1,100		1,172
Pertamina Persero PT 144A 4.875%, 5/3/22(3)	895		812
Petrobras International Finance Co. 6.750%, 1/27/41	3,275		3,167
Petroleos de Venezuela SA Series 2014 4.900%, 10/28/14	1,720		1,623
RegS 8.500%, 11/2/17(4)	5,820		5,287
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	955		910
Quicksilver Resources, Inc. 7.125%, 4/1/16	615		587
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	675		664
Teekay Corp. 8.500%, 1/15/20	1,000		1,075
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	800		692
Venoco, Inc. 8.875%, 2/15/19	850		861

			38,893

Financials—42.5%
Aircastle Ltd. 7.625%, 4/15/20	1,500		1,665
Akbank TAS 144A 7.500%, 2/5/18(3)	1,145	TRY	515
Alfa Bank OJSC (Alfa Bond Issuance plc)
144A 7.500%, 9/26/19(3)(7)	1,100		1,141
144A 7.750%, 4/28/21(3)(7)	925		985
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	2,460		2,399
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	750		836
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	800		804
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	1,750		1,820
Banco Bradesco SA 144A 5.750%, 3/1/22(3)(6)	2,000		1,970
Banco Continental SA Via Continental Senior Trustees Cayman Ltd. RegS 5.500%, 11/18/20(4)(7)	2,000		2,020
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860		1,695
Banco do Brasil SA
RegS 5.375%, 1/15/21(4)	525		510
144A 9.250%, 10/31/49(2)(3)(5)(6)	1,425		1,518
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600	BRL	250
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,750		1,619
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	1,900		1,971

	PAR VALUE		VALUE
Financials—(continued)
Bancolombia SA 5.125%, 9/11/22	$1,220		$1,113
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745		767
Barclays Bank plc 144A 6.050%, 12/4/17(3)	2,450		2,722
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	2,200		2,156
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	1,100		1,130
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	810		792
Chubb Corp. (The) 6.375%, 3/29/67(2)	2,175		2,333
Corp Andina de Fomento 8.125%, 6/4/19	1,000		1,222
CorpGroup Banking SA 144A 6.750%, 3/15/23(3)	1,000		855
Country Garden Holdings Co., Ltd. 144A 7.250%, 4/4/21(3)	1,000		996
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	220		228
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	845		780
ESAL GmbH 144A 6.250%, 2/5/23(3)	980		870
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600		1,496
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400		1,629
Genworth Holdings, Inc. 4.900%, 8/15/23	1,060		1,065
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	610		650
HSBC Finance Corp. 6.676%, 1/15/21	1,900		2,170
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	1,560		1,640
ING (U.S.), Inc. 5.500%, 7/15/22	1,210		1,303
ING Bank NV 144A 5.000%, 6/9/21(3)	1,000		1,074
International Lease Finance Corp.
3.875%, 4/15/18	195		189
5.875%, 8/15/22	2,310		2,275
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	900		858
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800		807
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	800		744
Macquarie Group Ltd.
144A 7.625%, 8/13/19(3)	1,000		1,179
144A 6.250%, 1/14/21(3)	325		353
Morgan Stanley 144A 10.090%, 5/3/17(3)	6,050	BRL	2,634
Nomos Bank Via Nomos Capital plc 144A 7.250%, 4/25/18(3)(7)	1,000		1,005
Nordea Bank AB 144A 4.250%, 9/21/22(3)	2,035		2,012

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	$1,805	$1,772
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,160	2,311
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,500	2,450
5.200%, 3/15/44(2)(6)	205	186
Resona Bank Ltd. 144A 5.850%(2)(3)(5)(6)	2,050	2,194
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	1,400	1,600
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	850	873
144A 5.100%, 7/25/18(3)(7)	750	760
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	1,590	1,613
Unipersonal 144A 3.781%, 10/7/15(3)	1,300	1,326
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(3)(7)	2,050	2,147
144A 5.125%, 10/29/22(3)(7)	800	746
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	2,200	2,120
SLM Corp. 5.500%, 1/25/23	2,670	2,446
Spansion LLC 7.875%, 11/15/17	1,200	1,257
Telecom Italia Capital SA 7.175%, 6/18/19	725	797
TMK OAO Via (TMK Capital) SA 144A 6.750%, 4/3/20(3)(7)	965	919
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,007
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	725	772
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400	1,481
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	725	763

		90,305

Health Care—0.5%
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	320	323
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 7.500%, 7/15/21(3)	590	639

		962

Industrials—11.4%
AAR Corp. 144A 7.250%, 1/15/22(3)	710	744

	PAR VALUE		VALUE
Industrials—(continued)
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	$900		$819
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	920		935
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	374		361
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	912		976
00-1, G 8.057%, 7/2/20	1,086		1,178
01-1, G 7.100%, 4/2/21	1,030		1,090
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(3)	1,640		1,537
Automotores Gildemeister SA
144A 8.250%, 5/24/21(3)	690		597
144A 6.750%, 1/15/23(3)	240		188
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	805		728
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	800		802
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	1,071		1,244
02-1, G-1 6.718%, 1/2/23	829		906
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000		1,005
Embraer SA 5.150%, 6/15/22	1,300		1,261
FTS International, LLC 144A 8.125%, 11/15/18(3)	441		481
Hellenic Railways 5.460%, 1/30/14	945	EUR	1,234
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,205		1,242
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	350	BRL	131
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000		882
U.S. Airways Pass-Through-Trust 11-1 A 7.125%, 10/22/23	911		999
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	2,108		2,398
07-01, A 6.636%, 7/2/22	913		950
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	1,500		1,605

			24,293

Information Technology—3.1%
Ceridian Corp. 144A 11.000%, 3/15/21(3)	35		41
First Data Corp.
11.250%, 3/31/16	1,021		1,026
12.625%, 1/15/21	1,100		1,215
144A 11.750%, 8/15/21(3)	2,270		2,202
QVC, Inc. 5.125%, 7/2/22	690		679

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Information Technology—(continued)
Sensata Technologies BV 144A 4.875%, 10/15/23(3)	$970		$907
VeriSign, Inc. 144A 4.625%, 5/1/23(3)	475		449

			6,519

Materials—8.9%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,230		1,218
Ardagh Packaging Finance plc 144A 7.000%, 11/15/20(3)	300		289
Cascades, Inc. 7.875%, 1/15/20	650		689
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	695		773
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	940		934
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415		403
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	425		425
Evraz Group SA 144A 6.500%, 4/22/20(3)	775		716
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	1,050		1,137
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,600		1,704
Hexion U.S. Finance Corp.
8.875%, 2/1/18	730		759
6.625%, 4/15/20	720		724
Ineos Finance plc 144A 8.375%, 2/15/19(3)	1,175		1,300
Inversiones CMPC SA 144A 4.375%, 5/15/23(3)	1,000		930
Mexichem SAB de CV 144A 4.875%, 9/19/22(3)	450		436
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500		1,410
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	185		195
Tronox Finance LLC 6.375%, 8/15/20	805		801
United States Steel Corp. 6.875%, 4/1/21	965		982
Vale Overseas Ltd. 4.375%, 1/11/22	1,315		1,267
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650		1,819

			18,911

Telecommunication Services—4.4%
America Movil SAB de CV Series 12 6.450%, 12/5/22	8,000	MXN	572
Axtel SAB de CV 144A 7.000%, 1/31/20(2)(3)	360		340
CenturyLink, Inc. Series S, 6.450%, 6/15/21	1,600		1,600
Cincinnati Bell, Inc. 8.375%, 10/15/20	650		693
Frontier Communications Corp. 7.125%, 1/15/23	915		922
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	955		962

	PAR VALUE		VALUE

Telecommunication Services—(continued)
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	$660		$676
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	1,000		1,080
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	750		798
144A 7.250%, 2/15/18(3)	430		447
Windstream Corp. 7.750%, 10/15/20	1,150		1,193

			9,283

Utilities—2.6%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.750%, 5/20/20	1,200		1,281
Calpine Corp. 144A 7.875%, 1/15/23(3)	764		808
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	1,325		1,253
Enel SpA 144A 8.750%, 9/24/73(2)(3)	380		386
Israel Electric Corp Ltd 144A 6.875%, 6/21/23(3)	725		757
NRG Energy, Inc. 7.875%, 5/15/21	925		994

			5,479
TOTAL CORPORATE BONDS (Identified Cost $211,476)			208,974

LOAN AGREEMENTS(2)—16.2%

Consumer Discretionary—4.8%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	217		222
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	933		933
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	300		310
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	872		886
EB Sports Corp. 11.500%, 12/31/15	500		499
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	1,000		972
Gateway Casinos & Entertainment Ltd. Tranche B, 7.500%, 5/12/16	949	CAD	922
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	536		540
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.750%, 4/24/18	1,173		1,183
Merrill Communications LLC Tranche B, 8.500%, 3/8/18	990		997

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	$636	$649
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	1,021	1,047
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	487	487
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	566	582

		10,229

Consumer Staples—0.2%
Supervalu, Inc. 5.000%, 3/21/19	372	372

Energy—1.5%
Fieldwood Energy LLC 0.000%, 9/30/20(8)	578	577
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	1,017	1,000
NGPL Pipeco LLC 6.750%, 9/15/17	760	681
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	825	831

		3,089

Financials—0.9%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	366	370
Capital Automotive LP Second Lien, 6.000%, 4/30/20	73	75
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,404	1,442

		1,887

Health Care—0.7%
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	271	273
Second Lien, 11.000%, 1/2/19	225	231
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	547	530
MMM Holdings, Inc. 9.750%, 12/12/17	254	255
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	184	185

		1,474

Industrials—2.9%
AWAS Finance Luxemborg SA Tranche 2012, 3.500%, 7/16/18	1,094	1,098
Commercial Barge Line Co. First Lien 7.500%, 9/22/19	801	781
DynCorp International, Inc. 6.750%, 7/7/16	823	830

	PAR VALUE		VALUE

Industrials—(continued)
HD Supply, Inc. 4.500%, 10/12/17	$859		$861
Husky Injection Molding 4.250%, 7/2/18	1,030		1,033
Mirion Technologies, Inc. 5.750%, 3/30/18	734		733
Navistar, Inc. Tranche B, 5.750%, 8/17/17	507		514
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	301		303

			6,153

Information Technology—4.6%
Alcatel-Lucent U.S.A., Inc. 5.750%, 1/30/19	851		858
Avaya, Inc. Tranche B-3, 4.762%, 10/26/17	1,177		1,057
Blue Coat Systems, Inc.
4.500%, 5/31/19	890		894
Second Lien 9.500%, 6/28/20	500		504
Deltek, Inc. Second Lien, 10.000%, 10/10/19	777		784
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	861		844
Kronos, Inc. Second Lien, 9.750%, 4/30/20	640		664
Mood Media Corp. First Lien, 7.000%, 5/6/18	590		592
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	792		795
Oberthur Technologies Finance SAS Tranche B-3, 0.002%, 11/30/18	554		557
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	722		738
Sorenson Communications, Inc. 9.500%, 10/31/14	1,134		1,147
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	339		342

			9,776

Materials—0.6%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) Second Lien, 8.750%, 9/19/14	1,307		1,331
TOTAL LOAN AGREEMENTS (Identified Cost $34,231)			34,311

	SHARES		VALUE

PREFERRED STOCK(2)—2.7%

Financials—2.7%
General Electric Capital Corp. Series C, 5.25%	600,000	(10)	556
Series B 6.25%	500,000	(10)	505
JPMorgan Chase & Co., Series Q, 5.15%	960,000	(10)	845

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
PNC Financial Services Group, Inc. (The) Series R, 4.85%	890,000	(10)	$765
U.S. Bancorp Series G 6.00%	32,400		873
Wells Fargo & Co. Series K, 7.98%	840,000	(10)	924
Zions Bancorp, 6.95%	47		1,202

TOTAL PREFERRED STOCK (Identified Cost $5,922)			5,670

TOTAL LONG TERM INVESTMENTS—141.5% (Identified cost $305,812)			300,458

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,592,035		2,592

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,592)			2,592

TOTAL INVESTMENTS—142.7% (Identified Cost $308,404)			303,050	(1)
Other assets and liabilities, net—(42.7)%			(90,634)

NET ASSETS—100.0%			$212,416

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $135,894 or 64.0% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date
(6)	Interest payments may be deferred.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted according to local inflation Index.
(10)	Value shown as par value (not reported in thousands).
(11)	69.7% of the income received was in cash and 30.3% in PIK.

Foreign Currencies:
AUD	Australian Dollar

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KOR	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLZ	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Virtus Global Multi-Sector Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

Country Weightings †
United States	46%
Luxembourg	6
Brazil	5
Cayman Islands	4
Mexico	3
United Kingdom	3
Venezuela	3
Other	30
Total	100%

† % of total investments as of September 30, 2013

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,847	$—	$9,367	$480
Corporate Bonds	208,974	—	208,974	—
Foreign Government Securities	33,154	—	33,154	—
Loan Agreements	34,311	—	34,311	—
Mortgage-Backed Securities	6,492	—	6,492	—
Municipal Bonds	2,010	—	2,010	—
Equity Securities:
Preferred Stock	5,670	2,075	3,595	—
Short-Term Investments	2,592	2,592	—	—
Total Investments	$303,050	$4,667	$297,903	$480

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Asset-Backed Securities
Balance as of September 30, 2012:	$—
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—	(c)
Change in unrealized appreciation (depreciation)	(4)
Purchases	502
Sales(b)	(18)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of September 30, 2013	$480

(a) “Transfers into and/or from” represent the ending value as of September 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

NOTE 1—SIGNIFICICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities.

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933 as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2013, the Fund did not hold any illiquid and restricted securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2013,, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)
$308,340	$5,550	$(10,840)	$(5,290)

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	11/27/2013

* Print the name and title of each signing officer under his or her signature.